GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Jun. 30, 2021	Feb. 28, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated deficit	$ 87,598		$ 87,598		$ 85,331
Net cash used in operating activities			4,188	$ 1,596
Cash, cash equivalents and restricted cash	10,881		10,881	$ 1,900	$ 3,952	$ 1,210
Net working capital	24,510		24,510
Amount of secured credit facility							$ 20,000
Remaining available secured financing							$ 6,000
Gross proceeds of subordinated debt	$ 5,000	$ 7,000	$ 12,000